Investment in Affiliates, at Equity - Investment in Affiliate Exhcange Rates (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity Method Investments and Joint Ventures [Abstract]
Balance Sheet, year-end rate	$ 79.89	$ 79.61	$ 87.64
Summary of Operations, weighted average rate	$ 86.01	$ 77.62	$ 81.66